Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 84,675	$ 83,477	$ 78,843	$ 76,076	$ 75,696	$ 77,125	$ 77,480	$ 73,035	$ 323,071	$ 303,336	$ 310,295
Gross profit	36,590	35,504	32,833	31,486	30,842	35,317	36,549	31,415	136,413	134,123	131,860
Net income	$ 1,740	$ 6,980	$ 5,420	$ 4,056	$ 14,884	$ 12,971	$ (53,561)	$ 22,042	$ 18,196	$ (3,664)	$ (1,016)
Net income (loss), basic	$ 0.04	$ 0.15	$ 0.12	$ 0.09	$ 0.33	$ 0.29	$ (8.02)	$ 0.43	$ 0.40	$ (0.25)	$ (51.62)
Net income (loss), diluted	$ 0.04	$ 0.15	$ 0.11	$ 0.09	$ 0.32	$ 0.27	$ (8.02)	$ 0.20	$ 0.39	$ (0.25)	$ (51.62)